STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 8 – STOCKHOLDERS’ DEFICIENCY

Common Stock

During the nine months ended September 30, 2013, 949,932 shares of the Company’s Series A Convertible Preferred Stock were converted into an aggregate of 13,991,162 shares of common stock at the stated conversion price of $0.0679 per share.

During the nine months ended September 30, 2013, the Company issued an aggregate of 794,171 shares of common stock to consultants valued at approximately $160,000 for services previously rendered.

Stock Options

During the nine months ended September 30, 2013, the Company granted options to purchase an aggregate of 4,578,530 shares of common stock to certain employees and directors. These options vest over a 2 to 3 year period, have a term of 10 years, and contain exercise prices between $0.14 and $0.24 per share. The options had an aggregate grant fair date value of $484,186.

During the nine months ended September 30, 2013, the Company granted options to purchase an aggregate of 800,000 shares of common stock to certain consultants. These options vest over a 3 year period, have a term of 10 years, and contain an exercise price of $0.24 per share. The options had an aggregate grant date fair value of $84,880.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options in accordance with the “simplified” method which enables the use of the simplified method for “plain vanilla” share options as defined in Staff Accounting Bulletin No. 107. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.  The fair value of stock-based payment awards during the three and nine months ended September 30, 2013 was estimated using the Black-Scholes pricing model with the following assumptions:

Risk-free interest rate	0	0.64%-1.39%
Dividend yield		0%
Stock price volatility		75%-87%
Expected life		2 years

In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the number of vested options as a percentage of total options outstanding. If the Company’s actual forfeiture rate is materially different from its estimate, or if the Company reevaluates the forfeiture rate in the future, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period. The Company estimated forfeitures related to option grants at a weighted average annual rate of  0% per year, as the Company does not yet have adequate historical data, for options granted during the three and nine months ended September 30, 2013 and 2012, respectively.

The stock-based compensation expense related to option grants was $312,666 and $13,872 during the three months ended September 30, 2013 and 2012, respectively and $390,894 and  $2,958,980 during the nine months ended September 30, 2013 and 2012.

The following table summarizes the stock option activity for the nine months ended September 30, 2013:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding, January 1, 2013	9,460,543	$0.25
Granted	5,378,530	$0.24
Outstanding, September 30, 2013	14,839,073	$0.24	8.9	$532,634
Exercisable, September 30, 2013	8,474,992	$0.22	8.5	$490,791

As of September 30, 2013, stock-based compensation of $614,557 remains unamortized and is expected to be amortized over the weighted average remaining period of 2.5 years.

Restricted Stock

The following table summarizes the restricted stock activity for the nine months ended September 30, 2013:

Restricted shares issued as of December 31, 2012	13,456,667
Granted during nine months ended September 30, 2013	-
Forfeited during nine months ended September 30, 2013	-
Total Restricted Shares Issued at September 30, 2013	13,456,667
Vested at September 30, 2013	(5,693,052)
Unvested restricted shares as of September 30, 2013	7,763,615

Stock based compensation expense related to restricted stock grants was $470,436 and $436,194 for the three months ended September 30, 2013 and 2012, respectively; and $1,342,824 and $581,593 the nine months ended September 30, 2013 and 2012, respectively. As of September 30, 2013, the stock-based compensation relating to restricted stock of $2,912,245 remains unamortized and is expected to be amortized over the remaining period of approximately 2 years.

10.  Stockholders’ Equity (Deficit)

On June 13, 2012, the Company commenced a private placement of up to $10,000,000 of Units, at a purchase price of $1.00 per Unit. Each Unit consists of: (i) two shares of Common Stock and (ii) a warrant to purchase one share of the Company’s Common Stock (the “Warrant”). The Warrant is exercisable for a term of two years at an exercise price of $0.75 per share. As of October 14, 2012, the termination date of the offering, we issued and sold an aggregate of 445,000 Units in consideration of gross proceeds of $445,000.

As of December 31, 2012, the Company has issued and sold an aggregate of 445,000 Units in the private placement in consideration of gross cash proceeds of $445,000. As a result, the Company has issued an aggregate of 890,000 shares of common stock and warrants to purchase an aggregate of 890,000 shares of Common Stock.  WFG Investments, Inc. (“WFG”) acted as placement agent in connection with the Private Placement and was entitled to receive a commission equal to 10% of any subscriptions received and warrants to purchase 3% of the number of shares of common stock included in the Units sold in the Private Placement. As December 31, 2012, WFG has received a cash fee of $44,500 and warrants to purchase 26,700 shares of common stock.

In April 2012, the Company entered into a stockholder’s agreement with Andrew Levi, our Chief Technology Officer, whereby Mr. Levi agreed to place 25,000,000 shares of Common Stock held by him in escrow for a period of one year. In the event that the Company issues shares of Common Stock in a financing transaction, or in connection with the hiring or retention of senior management or directors during such period of time, the corresponding number of escrowed shares will be cancelled and returned to the Company’s treasury.

On September 1, 2011 and as part of the reverse merger, the Company issued convertible promissory notes (the “Promissory Notes”) to two accredited investors in a private placement transaction (the “Private Placement”) pursuant to a Securities Purchase Agreement (the “Securities Purchase Agreement”) in the aggregate principal amount of One Million Five Hundred Thousand Dollars ($1,500,000) and five-year warrants (the “Warrants”) to purchase up to 22,091,311 shares of the Company’s common stock at an exercise price of $0.10 per share. The notes are due December 1, 2012 and accrue no interest. The Promissory Notes are automatically convertible at $1 into One Million Five Hundred Thousand (1,500,000) shares of the Company’s Series A Convertible Preferred Stock (“Series A Preferred”) immediately upon the creation of the Series A Preferred by the Company. The Series A Preferred stock was approved October 17, 2011 and the notes were immediately converted into 1,500,000 preferred shares. The Series A Preferred shares are convertible into shares of the Company’s common stock at a conversion rate of $0.0679 per share or 22,091,311 common shares. The conversion of preferred into common stock is limited to the extent that the beneficial owners own greater that 4.99% of the Company’s common stock.

During the three months ended March 31, 2012, the investor completed the purchase of the additional 200,000 shares of Series A Preferred and warrants to purchase an additional 2,945,509 shares of common stock.  The conversion of Series A Preferred into common stock and exercise of warrants is limited to the extent that the beneficial owners own greater that 4.99% of the Company’s common stock.

Blue Calypso, Inc. is authorized to issue 685,000,000 shares of capital stock: 680,000,000 shares of common stock with voting rights at a par value of $.0001 and 5,000,000 shares of Series A Convertible Preferred Stock, also at $.0001 par value per share.  There were 126,845,641 shares of common stock issued and outstanding as of December 31, 2011.  There were 1,700,000 shares of preferred stock were issued and outstanding as of December 31, 2012.  The Company did not make or declare any distributions to shareholders during the year ended December 31, 2012 or December 31, 2011.

Long-Term Incentive Plan

The stockholders approved the Blue Calypso, Inc. 2011Long-Term Incentive Plan (the “Plan”) on September 9, 2011.  The Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards which may be granted singly, in combination, or in tandem, and which may be paid in cash or shares of common stock.  Subject to certain adjustments, the maximum number of shares of common stock that may be delivered pursuant to awards under the Plan is 35,000,000 shares.

Stock Options

During 2012 the Company granted options to purchase 9,873,543 shares of the Company’s common stock to employees, non-employee board members and other consultants under the Plan.  The options vest under a number of different vesting schedules.  The fair value for the Company’s options were estimated at the date of grant using the Black-Scholes option pricing model with the weighted average assumptions as noted in the following table.  The Black-Scholes option valuation model incorporate ranges of assumptions for inputs, and those ranges are disclosed below.  Expected volatilities are based on similar industry-sector indices.

The expected life of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate assumption is based on market yield on U.S. Treasury securities at 2-year constant maturity, quoted on investment basis determined at the date of grant.

Assumptions used for employee stock options:
Risk-free interest rate	0.25%
Stock price volatility	20% - 37%
Expected life	2 years

Using the valuation assumptions noted above, the Company estimated the value of stock options granted during the year to be $3,916,606 and $33,910 for the years ended December 31, 2012 and December 31, 2011, respectively. The 9,873,543 options were granted at various dates in 2012 when the stock price was at various prices per share.  The value of these options is being amortized to stock-based compensation expense quarterly over their two year vesting period. The stock-based compensation expense recorded was $2,205,727 and $4,240 during year ended December 31, 2012 and December 31, 2011, respectively.

The following table summarizes the stock option activity as of December 31, 2012:

		Weighted Average Exercise Price
	Outstanding Shares

Balance, December 31, 2011	2,420,000	0.0679
Granted	9,873,543	0.247
Exercised	-	0
Cancelled	(2,833,000)	0.085
Balance, December 31, 2012	9,460,543	$0.25
Exercisable at 12/31/12	7,212,909	$0.19

Non-Vested at 12/31/12	2,247,634	$0.44

Restricted Stock

The restricted stock granted prior to the reverse merger transaction, have been retroactively restated as capital stock shares reflecting the exchange ratio in the Merger.

The following table summarizes the restricted stock activity for the period ended December 31, 2012:

Restricted Shares Activity:
Restricted shares issued as of December 31, 2011	1,870,940
Granted during 2012	13,285,842
Forfeited during 2012	(1,700,115)
Total Restricted Shares Issued at December 31, 2012	13,456,667
Vested at December 31, 2012	(160,412)
Unvested restricted shares as of December 31, 2012	13,296,255

A total of 13,285,842 shares were granted in 2012 and will vest 1/3 in the first year following the grant and the balance over the following 8 calendar quarters. The share based compensation expense was $1,023,232 and $5,446 for the years ended December 31, 2012 and 2011, respectively.  As of December 31, 2012, the unamortized stock based compensation related to restricted stock is $4,376,233 and will be amortized over the remaining period of approximately 2 ½ years.